Information About Geographic Areas And Major Customers (Summary Of Percentages Of Net Sales From Major Customers) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Customer A [Member]
Revenue, Major Customer [Line Items]
Percentage of sales from major customers	16.31%			[1]	[1]
Customer B [Member]
Revenue, Major Customer [Line Items]
Percentage of sales from major customers		[1]	10.30%		[1]

[1]	Less than 10% of the Company's consolidated revenues